                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  6-30-08

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Joseph M. Deignan
Title: Authorized Signatory
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Joseph M. Deignan
------------------------    Wayzata, MN      8-14-08
[Signature]                [City, State]     [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 17
 Form 13F Information Table Value Total: $487,031
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                               as of June 30, 2008

COLUMN 1                       COLUMN 2        COLUMN 3  COLUMN 4   COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
                                                           VALUE    SHARES OR  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP    (x$1000)   PRIN AMT   DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------  -------------------  ---------  --------  ----------  ----------  --------  ----  ------  ----
AEP Industries Inc       Common shares        001031103  $  5,895     339,401  SOLE                    0      0      0
Americredit Corp         Note 1.75% 11/15/23  03060RAM3  $    928   1,000,000  SOLE                    0      0      0
Americredit Corp         Note 0.75% 9/15/11   03060RAP6  $  5,828   9,000,000  SOLE                    0      0      0
Americredit Corp         Note 2.125% 9/15/13  03060RAR2  $ 27,000  45,000,000  SOLE                    0      0      0
Armstrong World Inds     Common shares        04247X102  $     31       1,092  SOLE                    0      0      0
Delta Air Lines Inc      Common shares        247361702  $  5,108     896,100  SOLE                    0      0      0
Gastar Expl Ltd          Common shares        367299104  $ 14,427   5,635,676  SOLE                    0      0      0
H&E Equipment Serv       Common shares        404030108  $  2,121     176,422  SOLE                    0      0      0
Huntsman Corp            Common shares        447011107  $  2,565     225,000  SOLE                    0      0      0
Linn Energy LLC          Unit Ltd Liab        536020100  $  8,901     358,209  SOLE                    0      0      0
Maguire Properties       Common shares        559775101  $  3,092     254,100  SOLE                    0      0      0
Mueller Wtr Prods Inc    Com Ser B            624758207  $ 11,529   1,350,000  SOLE                    0      0      0
Northwest Airlines Corp  Common shares        667280408  $126,677  19,020,644  SOLE                    0      0      0
Owens Corning            Common shares        690742101  $176,542   7,760,089  SOLE                    0      0      0
Paetec Holding Corp      Common shares        695459107  $ 84,015  13,230,643  SOLE                    0      0      0
Riviera Hldgs Corp       Common shares        769627100  $ 10,345   1,019,200  SOLE                    0      0      0
UAL Corp                 Common shares        902549807  $  2,027     388,400  SOLE                    0      0      0
                                                         --------
                                                         $487,031
                                                         ========